Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives :
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund :
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 66 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells financial instruments (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Since the Fund is a new fund, its turnover rate is not yet available.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies :
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating its assets across multiple investment strategies that are managed by various investment managers. The investment strategies used by the Fund’s subadvisers will utilize the following types of investments: (1) common stocks (including long and short positions); (2) bonds; (3) real estate investment trusts (“REITs”), master-limited partnerships (“MLPs”), royalty trusts; and (4) other types of pooled investment vehicles, including business development companies (“BDCs”), closed-end funds (“CEFs”), exchange-traded funds (“ETFs”), mutual funds including affiliated mutual funds and commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.  MLPs are publicly traded partnerships engaged in the transportation, storage and processing of natural resources and minerals.  Royalty trusts are publicly traded trusts that passively manage royalties and interests in a fixed pool of assets, such as oil and gas producing properties.

The Fund may invest in the common stocks and debt securities of U.S. and foreign companies. The Fund may invest in debt securities of any maturity or credit quality, including those considered to be high yield or “junk” bonds.

The Fund may invest in the follow types of derivatives: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products.  These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging.

The Fund’s Adviser intends to allocate the Fund’s asset across the following four strategies:

Income:   The Income strategy seeks to produce current and projected yields that are meaningfully higher than those provided by the broad common stock or investment-grade bond indices.  Trust & Fiduciary Management Services, Inc. (“TFMS”) serves as the Fund’s income strategy sub-adviser.  The income strategy’s subadviser’s primary focus of this portfolio is exchange traded “pass-through” securities that distribute substantially all of their profits directly to their shareholders. The main categories of such securities include REITs, MLPs, CEFs, BDCs, ETFs, mutual funds and royalty trusts. In addition to such securities, the sub-adviser may include in the portfolio exchange traded common stocks and bonds and other fixed income securities such as asset-backed (“ABS”), mortgage-backed (“MBS”) and commercial mortgage-backed securities (“CMBS”), including those issued by foreign entities. These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality. These may include bonds of higher yield and higher risk, commonly called “junk bonds” that may be rated BB+ and below by Standard & Poor’s Ratings Services (“S&P”) or similarly rated by another nationally recognized statistical rating organization. The composition of the portfolio will vary over time according to the sub-adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities. This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time.

Long/Short Equity: The Long/Short Equity strategy employed by the Fund’s adviser seeks to achieve the Fund’s primary investment objective of capital appreciation by using a “long/short equity” strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy.  Short positions involve selling a security that the Fund does not own in anticipation that the security’s price will decline.  The adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility. The adviser may also use one or more ETFs to execute a portion of the long/short equity strategy, rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective. The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.

Billings Capital Management, LLC (“Billings”) serves as the Fund’s long/short equity sub-adviser. Billings’ investment strategy is a value-oriented, fundamentals and research driven, bottom-up equity long/short approach. The strategy seeks to maximize absolute returns, exceeding the S&P 500 Index over the long term, while attempting to avoid significant permanent capital impairments (losses). For both long and short investments, Billings selects companies ranked by relative value.

Managed Futures:   The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) Underlying Funds and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.

Commodities:   The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodities markets by investing primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) Underlying Funds and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.

The Fund will execute its Managed Futures and Commodities strategies by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”) or by investing in affiliated mutual funds that invest their portfolios in the same respective strategies.  The Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.  The Subsidiary is a foreign entity organized under the laws of the Cayman Islands.

The Fund may invest in short-term investment grade fixed income securities and money market funds for cash management purposes. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and risk management process.

●
Subadviser Selection .  The adviser selects sub-advisers it believes can successfully execute the Fund’s overall investment strategies.  The adviser also monitors and evaluates the performance of the sub-advisers; and implements procedures to ensure each sub-adviser complies with the Fund’s investment policies and restrictions.

●
Underlying Fund selection by the adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify Underlying Funds with above-average expected returns and lower than- average volatility.

●
Risk Management .  The adviser manages the expected volatility of the Fund’s returns by monitoring the interaction and correlation of the returns between the Income, Long/Short Equity, Managed Futures and Commodities strategies.  Using this risk management process, the adviser believes the Fund’s returns, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

The adviser will seek to establish a target allocation for each of the strategies employed.  The target allocation will be determined by the adviser and Fund management and reviewed quarterly or more frequently if necessary.  The target allocations are set in an attempt to meet the Fund’s investment objective and produce attractive risk-adjusted returns.  The target allocation into each investment strategy may be adjusted and new strategies may be utilized in the future if management believes such actions will result in superior risk adjusted returns.  The adviser, while allocating to the various investment strategies, will systematically rebalance the strategies’ target allocations quarterly or upon a strategy’s allocation diverging by more than 5% of the Fund’s total assets from its target allocation.  While rebalancing a strategy, it will normally be the practice to rebalance all of the strategies to the target allocation.  As the adviser is increasing or decreasing the investment allocations of the Fund’s portfolio, caused by capital share activity or other factors, the adviser may allocate to a single strategy if it is most efficient to do so.

The Fund may use multiple subadvisers and/or Underlying Fund investments within an investment strategy.  In that case, target allocations and systematic rebalancing for those managers will be accomplished in a manner similar to the strategy target allocation.  Manager allocations will be systematically rebalanced quarterly or upon a manager’s allocation diverging by more than 5% of the Fund’s total assets from its target allocation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks :
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities, derivatives and Underlying Funds as well as the Fund’s indirect risks through investing in the Subsidiary.

●
ABS, MBS and CMBS Risk:   ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, t hese securities are subject to p repayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

●
Commodity Risk:   Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●
Credit Risk:   There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives such as futures will tend to magnify the Fund’s losses.

●
Fixed Income Risk:   Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●
Foreign Currency Risk:   Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

●
Foreign Investment Risk:   Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●
High Yield or Junk Bond Risk :  Lower-quality debt securities, including convertible securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

●
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.   The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●
Leverage Risk:   Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Limited History of Operations: The Fund is a new mutual fund and has no history of operations.

●
Liquidity Risk :  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●
Management Risk :  The adviser’s and each sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

●
Market Risk:   Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●
Non-Diversification Risk:   As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

●
Short Position Risk:   The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

●
Swap Risk:   Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

●
Underlying Funds Risk:   Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Fund. Management expenses typically are up to 2% of Underlying Fund assets and may include additional performance-based compensation of up to 20% of Underlying Fund profits.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  An Underlying Fund may pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

●
Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance :
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html .

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-523-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.45%	[1],[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	855
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,470
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.45%	[1],[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,168
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.45%	[1],[2]
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 876

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2016, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, short selling expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, swap fees and expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 2.04% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.